Subsequent Events (Details) - USD ($)				1 Months Ended	3 Months Ended
	Oct. 07, 2026	Sep. 30, 2021	Jul. 28, 2021	Oct. 31, 2021	Dec. 31, 2021
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of business days prior to the closing date of business combination for domestication merger		1 day
Unit price		$ 10
Equity value of the company		$ 3,963,000,000
Vacasa Holdings LLC
Subsequent Event [Line Items]
Number of business days prior to the closing date of business combination for domestication merger			1 day
Period of continued service by the holder after the business combination					180 days
Vacasa Holdings LLC | Vacasa, Inc.
Subsequent Event [Line Items]
Unit price					$ 10.00
Vacasa Holdings LLC | Vacasa, Inc. | Class A common units
Subsequent Event [Line Items]
Unit price			$ 10
Vacasa Holdings LLC | Subsequent Event [Member] | Revolving credit facility
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 16,000,000
Percentage of commitment fee on unused amount	0.25%
Vacasa Holdings LLC | Subsequent Event [Member] | Revolving credit facility | Alternate Base Rate
Subsequent Event [Line Items]
Spread on variable interest rate				1.50%
Vacasa Holdings LLC | Subsequent Event [Member] | Revolving credit facility | NYFRB Rate
Subsequent Event [Line Items]
Spread on variable interest rate				0.50%
Vacasa Holdings LLC | Subsequent Event [Member] | Revolving credit facility | LIBOR Rate
Subsequent Event [Line Items]
Spread on variable interest rate				1.00%
Floor rate (in percentage)				1.00%
Vacasa Holdings LLC | Subsequent Event [Member] | Revolving credit facility | LIBOR Rate | EUR [Member]
Subsequent Event [Line Items]
Spread on variable interest rate				2.50%
Floor rate (in percentage)				0.00%
Vacasa Holdings LLC | Subsequent Event [Member] | Credit Agreement
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 55,000,000
Vacasa Holdings LLC | Subsequent Event [Member] | Credit Agreement | Letter of credit
Subsequent Event [Line Items]
Minimum percentage on revolving commitments for applicability of financial covenant				35.00%
Minimum percentage of projected revenue requires for financial covenant				60.00%
Vacasa Holdings LLC | Subsequent Event [Member] | Vacasa, Inc.
Subsequent Event [Line Items]
Equity value of the company					$ 3,963,000,000